Segment Data	12 Months Ended
Dec. 31, 2011
Segment Data [Abstract]
Segment Data
14.
Segment Data

Effective January 1, 2011, we created a new organizational structure in Europe in order to elevate our service quality throughout Europe, the Middle East and Africa. Other Southern Europe and Northern Europe, previously reported in Other EMEA, are now separate reportable segments. France, Italy and Other Southern Europe are aggregated into our Southern Europe reportable segment. All previously reported results have been restated to conform to the current year presentation. Additionally, we changed the name of our Asia Pacific reportable segment to Asia Pacific Middle East (“APME”); the results of this reportable segment have not been restated as only the name has changed.

We are organized and managed primarily on a geographic basis, with the exception of Right Management, which is operated as a separate global business unit. Each country and business unit primarily has its own distinct operations, is managed locally by its own management team and maintains its own financial reports. Each operation reports directly or indirectly through a regional manager, to a member of executive management. Given this reporting structure, all of our operations have been segregated into the following reporting segments: Americas, which includes United States and Other Americas; Southern Europe, which includes France, Italy and Other Southern Europe; Northern Europe; APME; and Right Management.

The Americas, Southern Europe, Northern Europe and APME segments derive a significant majority of their revenues from the placement of contingent workers. The remaining revenues within these segments are derived from other workforce solutions and services, including recruitment and assessment, training and development, and ManpowerGroup Solutions. ManpowerGroup Solutions includes Talent Based Outsourcing (TBO), Managed Services Provider (MSP), Recruitment Process Outsourcing (RPO), Borderless Talent Solutions (BTS) and Strategic Workforce Consulting (SWC). The Right Management segment revenues are derived from career management and workforce consulting services. Segment revenues represent sales to external clients. Due to the nature of our business, we generally do not have export sales. We provide services to a wide variety of clients, none of which individually comprise a significant portion of revenues for us as a whole.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. We evaluate performance based on Operating unit profit, which is equal to segment revenues less direct costs and branch and national headquarters operating costs. This profit measure does not include goodwill and intangible asset impairment charges or amortization of Intangible assets related to acquisitions, interest and other income and expense amounts or income taxes.

Total assets for the segments are reported after the elimination of investments in subsidiaries and intercompany accounts.

Year Ended December 31	2011	2010	2009
Revenues from Services(a)
Americas:
United States(b)	$3,137.3	$2,783.4	$1,786.0
Other Americas	1,512.1	1,265.5	967.3
	4,649.4	4,048.9	2,753.3
Southern Europe:
France	6,179.1	5,208.6	4,675.5
Italy	1,255.8	1,044.2	950.8
Other Southern Europe	776.9	698.9	590.9
	8,211.8	6,951.7	6,217.2
Northern Europe	6,159.4	5,344.1	4,780.8
APME	2,661.7	2,147.2	1,728.0
Right Management	323.7	374.6	559.4
	$22,006.0	$18,866.5	$16,038.7
Operating Unit Profit (Loss)
Americas:
United States	$94.1	$42.8	$(41.4)
Other Americas	47.8	36.5	20.1
	141.9	79.3	(21.3)
Southern Europe:
France	85.2	47.1	20.8
Italy	74.1	47.5	27.9
Other Southern Europe	10.8	7.2	(6.1)
	170.1	101.8	42.6
Northern Europe	212.6	150.2	40.8
APME	78.8	47.2	26.5
Right Management	(1.4)	3.5	113.4
	602.0	382.0	202.0
Corporate expenses	(123.1)	(101.2)	(77.4)
Goodwill and intangible asset impairment charges	–	(428.8)	(61.0)
Intangible asset amortization expense(c)	(38.9)	(39.3)	(21.9)
Reclassification of French business tax(d)	84.2	65.3	–
Interest and other expenses	(44.3)	(43.2)	(64.6)
Earnings (loss) before income taxes	$479.9	$(165.2)	$(22.9)

(a)	Further breakdown of Revenues from services by geographical region is as follows:

Revenues from Services	2011	2010	2009
United States	$3,254.6	$2,940.1	$2,059.4
France	6,201.9	5,240.7	4,710.3
Italy	1,277.1	1,065.0	967.8
United Kingdom	1,880.4	1,822.2	1,738.0
Total Foreign	18,751.4	15,926.4	13,979.3

(b)	The U.S. revenues above represent revenues from our company-owned branches and franchise fees received from our franchise operations, which are discussed further on the financial highlights page.
(c)	Intangible asset amortization related to acquisitions was excluded from operating costs within the reportable segments and corporate expenses, and shown separately.
(d)
The French business tax, as disclosed in Note 5 to the Consolidated Financial Statements, is reported in Provision for income taxes rather than in Cost of services, in accordance with the current accounting guidance on income taxes. However, we view this tax as operational in nature. Accordingly, the financial information reviewed internally continues to include the French business tax within the Operating unit profit of our France reportable segment. Therefore, we have shown the amount of the French business tax above to reconcile to our Earnings (loss) before income taxes.

Year Ended December 31	2011	2010	2009
Depreciation and Amortization Expense
Americas:
United States	$13.5	$15.4	$12.6
Other Americas	4.0	3.7	3.7
	17.5	19.1	16.3
Southern Europe:
France	12.4	12.6	15.3
Italy	3.3	3.8	4.4
Other Southern Europe	2.7	2.9	3.4
	18.4	19.3	23.1
Northern Europe	17.0	18.3	21.2
APME	5.1	4.6	5.6
Right Management	5.9	7.3	9.1
Corporate	1.6	2.2	–
Amortization of intangible assets(a)	38.9	39.3	21.9
	$104.4	$110.1	$97.2
Earnings from Equity Investments
Americas:
United States	$–	$–	$–
Other Americas	–	–	–
	–	–	–
Southern Europe:
France	(0.4)	(0.6)	(0.9)
Italy	–	–	–
Other Southern Europe	–	–	–
	(0.4)	(0.6)	(0.9)
Northern Europe	4.3	5.2	3.3
APME	–	–	0.6
Right Management	–	–	–
	$3.9	$4.6	$3.0

(a)	Intangible asset amortization related to acquisitions was excluded from operating costs within the reportable segments and corporate expenses, and shown separately.

Year Ended December 31	2011	2010	2009
Total Assets
Americas:
United States	$1,429.9	$1,361.4	$630.7
Other Americas	291.8	257.6	218.9
	1,721.7	1,619.0	849.6
Southern Europe:
France	1,822.7	1,826.0	2,220.1
Italy	301.3	271.3	239.7
Other Southern Europe	170.3	170.6	162.7
	2,294.3	2,267.9	2,622.5
Northern Europe	1,714.3	1,682.2	1,398.0
APME	472.4	395.1	314.4
Right Management	75.7	86.1	228.7
Corporate(a)	621.3	679.4	800.6
	$6,899.7	$6,729.7	$6,213.8
Equity Investments
Americas:
United States	$–	$–	$–
Other Americas	–	–	–
	–	–	–
Southern Europe:
France	0.1	0.4	1.1
Italy	–	–	–
Other Southern Europe	–	–	–
	0.1	0.4	1.1
Northern Europe	75.0	70.5	64.0
APME	0.8	0.7	0.4
Right Management	–	–	–
	$75.9	$71.6	$65.5

(a)	Corporate assets include assets that were not used in the operations of any segment, the most significant of which were purchased intangibles and cash.

Year Ended December 31	2011	2010	2009
Long-Lived Assets(a)
Americas:
United States	$35.5	$39.7	$37.3
Other Americas	10.5	9.7	9.1
	46.0	49.4	46.4
Southern Europe:
France	46.0	43.2	42.1
Italy	7.9	7.7	8.6
Other Southern Europe	8.5	8.9	10.4
	62.4	59.8	61.1
Northern Europe	43.3	45.3	52.2
APME	23.3	17.8	13.9
Right Management	11.4	15.9	21.4
Corporate	2.5	4.0	6.0
	$188.9	$192.2	$201.0
Additions to Long-Lived Assets
Americas:
United States	$10.0	$6.4	$3.5
Other Americas	5.5	3.7	2.2
	15.5	10.1	5.7
Southern Europe:
France	16.4	18.8	5.7
Italy	3.7	3.6	1.6
Other Southern Europe	3.1	2.0	1.8
	23.2	24.4	9.1
Northern Europe	18.4	13.7	10.8
APME	5.5	7.2	2.2
Right Management	2.3	2.9	6.3
Corporate	–	0.2	1.0
	$64.9	$58.5	$35.1

(a)	Further breakdown of Long-lived assets by geographical region was as follows:

Long-Lived Assets	2011	2010	2009
United States	$41.1	$48.2	$50.8
France	48.1	45.8	45.1
Italy	8.1	8.1	9.3
United Kingdom	12.9	15.3	16.7
Total Foreign	147.8	144.0	150.2